Tax Effects of Temporary Differences Giving Rise to Deferred Tax Assets and Liabilities (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Assets:
Net operating loss carryforwards	$ 502	¥ 41,288	¥ 47,623
Allowance for doubtful receivables on direct financing leases and probable loan losses	609	50,016	69,917
Investment in securities	65	5,325	6,672
Other operating assets	48	3,928	2,638
Accrued expenses	89	7,294	11,865
Installment loans	279	22,970	24,747
Other	492	40,449	30,521
Deferred Tax Assets, Gross, Total	2,084	171,270	193,983
Less: valuation allowance	(294)	(24,138)	(26,794)
Deferred Tax Assets, Net, Total	1,790	147,132	167,189
Liabilities:
Investment in direct financing leases	152	12,535	16,462
Investment in operating leases	771	63,372	64,992
Deferred insurance policy acquisition costs	386	31,723	29,233
Policy liabilities	270	22,159	21,123
Undistributed earnings	241	19,792	23,892
Prepaid benefit cost	108	8,860	11,992
Other	733	60,271	68,950
Deferred Tax Liabilities, Total	2,661	218,712	236,644
Net deferred tax liability	$ 871	¥ 71,580	¥ 69,455